Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2022
Foreign exchange rates [abstract]
Foreign Exchange Gain (Loss)

($ millions)	2022	2021
Realized gain on CCS - principal	63.8	—
Translation of US dollar long-term debt	(94.3)	37.0
Unrealized gain (loss) on CCS - principal and foreign exchange swaps	4.4	(34.4)
Other	7.3	1.8
Foreign exchange gain (loss)	(18.8)	4.4